Submission	Apr. 16, 2025
Submission [Line Items]
Central Index Key	0001447247
Registrant Name	Partners Group Private Equity (Master Fund), LLC
Form Type	SC TO-I
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES